THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%

	Shares	Value

Austria — 1.7%
ANDRITZ *	25,684	$846,750

Brazil — 0.5%
Cia de Saneamento de Minas Gerais-COPASA	30,800	268,018

Canada — 1.5%
Stantec	25,990	766,098

Finland — 0.8%
Uponor	37,508	422,231

France — 5.3%
Suez	23,013	260,015
Veolia Environnement	113,390	2,422,231

		2,682,246

Germany — 1.4%
Norma Group	27,945	701,865

Hong Kong — 5.2%
Beijing Enterprises Water Group	2,094,000	810,275
China Everbright International	1,430,000	831,625
China Water Affairs Group	1,082,580	822,504
SIIC Environment Holdings	1,023,000	169,115

		2,633,519

India — 0.5%
Jain Irrigation Systems	865,709	80,873
VA Tech Wabag *	113,119	195,047

		275,920

Japan — 6.5%
Kurita Water Industries	117,700	3,301,247

Mexico — 1.8%
Orbia Advance	753,800	896,703

Netherlands — 4.1%
Aalberts *	33,815	952,013
Arcadis	74,466	1,151,643

		2,103,656

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Philippines — 0.7%
Metro Pacific Investments	7,147,000	$363,354

South Korea — 2.5%
Woongjin Coway	25,646	1,292,350

Sweden — 1.2%
Alfa Laval	31,439	590,633

Switzerland — 0.9%
Sulzer	6,231	442,327

United Kingdom — 10.8%
Costain Group	180,465	179,947
Ferguson	12,809	922,706
Pennon Group	99,443	1,371,383
United Utilities Group	267,056	3,031,538

		5,505,574

United States — 49.4%

Health Care — 5.7%
Agilent Technologies	18,902	1,449,027
Danaher	8,802	1,438,775

		2,887,802

Industrials — 33.0%
Evoqua Water Technologies *	23,236	372,938
Fortune Brands Home & Security	39,010	1,880,282
Granite Construction	31,539	518,501
IDEX	2,777	426,631
Lindsay	4,376	393,840
Mueller Water Products, Cl A	131,228	1,245,354
Pentair	69,074	2,389,270
PICO Holdings *	121,503	1,040,066
Rexnord	20,416	556,744
Roper Technologies	5,521	1,882,827
SPX *	41,209	1,571,299
Tetra Tech	8,104	610,069
Valmont Industries	17,470	2,048,183
Xylem	26,191	1,883,133

		16,819,137

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — 1.0%
Itron *	7,267	$507,382

Materials — 2.8%
Ecolab	7,480	1,447,380

Utilities — 6.9%
Consolidated Water	30,737	461,670
Essential Utilities	46,111	1,926,979
Middlesex Water	8,174	492,892
SJW Group	11,006	655,187

		3,536,728

		25,198,429

TOTAL COMMON STOCK
(Cost $51,363,503)		48,290,920

TOTAL INVESTMENTS — 94.8%
(Cost $51,363,503)		$48,290,920

Percentages are based on Net Assets of $50,963,612.

*	Non-income producing security.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Austria	$846,750	$—	$—	$846,750
Brazil	268,018	—	—	268,018
Canada	766,098	—	—	766,098
Finland	422,231	—	—	422,231
France	2,682,246	—	—	2,682,246
Germany	701,865	—	—	701,865
Hong Kong	991,619	1,641,900	—	2,633,519
India	275,920	—	—	275,920
Japan	3,301,247	—	—	3,301,247
Mexico	896,703	—	—	896,703
Netherlands	2,103,656	—	—	2,103,656
Philippines	363,354	—	—	363,354
South Korea	1,292,350	—	—	1,292,350
Sweden	590,633	—	—	590,633
Switzerland	442,327	—	—	442,327
United Kingdom	5,505,574	—	—	5,505,574
United States	25,198,429	—	—	25,198,429

Total Common Stock	46,649,020	1,641,900	—	48,290,920

Total Investments in Securities	$46,649,020	$1,641,900	$—	$48,290,920

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of April 30, 2020, securities with a total value $1,641,900 were classified as Level 2 due to the application of the fair value provided by MarkIt.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semiannual financial statements.

KBI-QH-001-0400